UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                    Investment Company Act File No. 811-22442


                    First Trust High Income Long/Short Fund
          -------------------------------------------------------------
          Exact Name of Registrant as Specified in Declaration of Trust


           120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187
 ------------------------------------------------------------------------------
 Address of Principal Executive Offices (Number, Street, City, State, Zip Code)


                                W. Scott Jardine
                          First Trust Portfolios L.P.
                        120 East Liberty Drive, Suite 400
                             Wheaton, Illinois 60187
  -----------------------------------------------------------------------------
  Name and Address (Number, Street, City, State, Zip Code) of Agent for Service


                                 (630) 765-8000
               --------------------------------------------------
               Registrant's Telephone Number, including Area Code


                      Date of fiscal year end: October 31
                                               ----------


             Date of reporting period: July 1, 2013 - June 30, 2014
                                       ----------------------------


Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, N.E., Washington D.C. 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1.  Proxy Voting Record


Dreyfus Funds
--------------------------------------------------------------------------------
Ticker
Provider Security ID      262006208
Meeting Date              06-Dec-13             Meeting Type    Special
Record Date               11-Oct-13             Country         USA
--------------------------------------------------------------------------------
                PROPOSAL                                                                MANAGEMENT      VOTE            VOTE AGAINST
PROPONENT       NUMBER    PROPOSAL TEXT                                                 RECOMMENDATION  INSTRUCTION     MANAGEMENT

Management      1.1       Elect Director Gordon J. Davis                                For             For             No
Management      1.2       Elect Director Whitney I. Gerard                              For             For             No
Management      1.3       Elect Director Robin A. Melvin                                For             For             No
Management      1.4       Elect Director Nathan Leventhal                               For             For             No
Management      1.5       Elect Director Roslyn M. Watson                               For             For             No


Citigroup Inc.
--------------------------------------------------------------------------------
Ticker                    C
Provider Security ID      172967424
Meeting Date              22-Apr-14             Meeting Type    Annual
Record Date               24-Feb-14             Country         USA
--------------------------------------------------------------------------------
                PROPOSAL                                                                MANAGEMENT      VOTE            VOTE AGAINST
PROPONENT       NUMBER    PROPOSAL TEXT                                                 RECOMMENDATION  INSTRUCTION     MANAGEMENT

Management      1a        Elect Director Michael L. Corbat                              For             For             No
Management      1b        Elect Director Duncan P. Hennes                               For             For             No
Management      1c        Elect Director Franz B. Humer                                 For             For             No
Management      1d        Elect Director Eugene M. McQuade                              For             For             No
Management      1e        Elect Director Michael E. O'Neill                             For             For             No
Management      1f        Elect Director Gary M. Reiner                                 For             For             No
Management      1g        Elect Director Judith Rodin                                   For             For             No
Management      1h        Elect Director Robert L. Ryan                                 For             For             No
Management      1i        Elect Director Anthony M. Santomero                           For             For             No
Management      1j        Elect Director Joan E. Spero                                  For             For             No
Management      1k        Elect Director Diana L. Taylor                                For             For             No
Management      1l        Elect Director William S. Thompson, Jr.                       For             For             No
Management      1m        Elect Director James S. Turley                                For             For             No
Management      1n        Elect Director Ernesto Zedillo Ponce de Leon                  For             For             No
Management      2         Ratify Auditors                                               For             For             No
Management      3         Advisory Vote to Ratify Named Executive Officers'             For             For             No
                          Compensation
Management      4         Approve Omnibus Stock Plan                                    For             For             No
Share Holder    5         Stock Retention/Holding Period                                Against         Against         No
Share Holder    6         Report on Lobbying Payments and Policy                        Against         For             Yes
Share Holder    7         Amend Director Indemnifications Provisions                    Against         Against         No
Share Holder    8         Adopt Proxy Access Right                                      Against         Against         No


Ford Motor Company
--------------------------------------------------------------------------------
Ticker                    F
Provider Security ID      345370860
Meeting Date              08-May-14             Meeting Type    Annual
Record Date               12-Mar-14             Country         USA
--------------------------------------------------------------------------------
                PROPOSAL                                                                MANAGEMENT      VOTE            VOTE AGAINST
PROPONENT       NUMBER    PROPOSAL TEXT                                                 RECOMMENDATION  INSTRUCTION     MANAGEMENT

Management      1.1       Elect Director Stephen G. Butler                              For             For             No
Management      1.2       Elect Director Kimberly A. Casiano                            For             For             No
Management      1.3       Elect Director Anthony F. Earley, Jr.                         For             For             No
Management      1.4       Elect Director Edsel B. Ford, II                              For             For             No
Management      1.5       Elect Director William Clay Ford, Jr.                         For             For             No
Management      1.6       Elect Director Richard A. Gephardt                            For             For             No
Management      1.7       Elect Director James P. Hackett                               For             For             No
Management      1.8       Elect Director James H. Hance, Jr.                            For             For             No
Management      1.9       Elect Director William W. Helman, IV                          For             For             No
Management      1.10      Elect Director Jon M. Huntsman, Jr.                           For             For             No
Management      1.11      Elect Director John C. Lechleiter                             For             For             No
Management      1.12      Elect Director Ellen R. Marram                                For             For             No
Management      1.13      Elect Director Alan Mulally                                   For             For             No
Management      1.14      Elect Director Homer A. Neal                                  For             For             No
Management      1.15      Elect Director Gerald L. Shaheen                              For             For             No
Management      1.16      Elect Director John L. Thornton                               For             For             No
Management      2         Ratify Auditors                                               For             For             No
Management      3         Advisory Vote to Ratify Named Executive Officers'             For             Against         Yes
                          Compensation
Management      4         Approve Non-Employee Director Omnibus Stock Plan              For             For             No
Share Holder    5         Approve Recapitalization Plan for all Stock to Have           Against         For             Yes
                          One-vote per Share
Share Holder    6         Amend Articles/Bylaws/Charter -- Call Special                 Against         For             Yes
                          Meetings

General Motors Company
--------------------------------------------------------------------------------
Ticker                    GM
Provider Security ID      37045V100
Meeting Date              10-Jun-14             Meeting Type    Annual
Record Date               11-Apr-14             Country         USA
--------------------------------------------------------------------------------
                PROPOSAL                                                                MANAGEMENT      VOTE            VOTE AGAINST
PROPONENT       NUMBER    PROPOSAL TEXT                                                 RECOMMENDATION  INSTRUCTION     MANAGEMENT

Management      1a        Elect Director Joseph J. Ashton                               For             For             No
Management      1b        Elect Director Mary T. Barra                                  For             For             No
Management      1c        Elect Director Erroll B. Davis, Jr.                           For             For             No
Management      1d        Elect Director Stephen J. Girsky                              For             For             No
Management      1e        Elect Director E. Neville Isdell                              For             For             No
Management      1f        Elect Director Kathryn V. Marinello                           For             For             No
Management      1g        Elect Director Michael G. Mullen                              For             For             No
Management      1h        Elect Director James J. Mulva                                 For             For             No
Management      1i        Elect Director Patricia F. Russo                              For             For             No
Management      1j        Elect Director Thomas M. Schoewe                              For             For             No
Management      1k        Elect Director Theodore M. Solso                              For             For             No
Management      1l        Elect Director Carol M. Stephenson                            For             For             No
Management      2         Ratify Auditors                                               For             For             No
Management      3         Advisory Vote to Ratify Named Executive Officers'             For             For             No
                          Compensation
Management      4         Advisory Vote on Say on Pay Frequency                         One Year        One Year        No
Management      5         Approve Executive Incentive Bonus Plan                        For             For             No
Management      6         Approve Omnibus Stock Plan                                    For             For             No
Share Holder    7         Provide for Cumulative Voting                                 Against         For             Yes
Share Holder    8         Require Independent Board Chairman                            Against         For             Yes

                                  SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)               FIRST TRUST HIGH INCOME LONG/SHORT FUND
                           ---------------------------------------


By (Signature and Title)*  /s/ Mark R. Bradley
                           -----------------------------------
                           Mark R. Bradley, President


Date                       July 18, 2014
                           -------------------------

* Print the name and title of each signing officer under his or her signature.